COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees and Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Guarantor Obligations [Line Items]
Guarantees outstanding	$ 23,797
Caesarstone Technologies Inc [Member]
Guarantor Obligations [Line Items]
Guarantees outstanding	$ 22,766